T. ROWE PRICE Global Allocation Fund
January 31, 2023 (Unaudited)
1
Portfolio of Investments
‡
Shares/Par $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.1%
Common Stocks 0.1%
Globant (USD) (1) 96 16
MercadoLibre (USD) (1) 784 926
Tenaris, ADR (USD)  1,438 51
Total Argentina (Cost
$341
)
993
AUSTRALIA 0.9%
Common Stocks 0.8%
ALS  31,124 289
Australia & New Zealand Banking Group  15,351 273
BHP Group  48,786 1,708
BHP Group (GBP)  19,591 687
BlueScope Steel  12,570 171
Capricorn Metals (1) 2,803 9
Challenger  24,970 128
Cochlear  1,448 219
Downer EDI  32,081 86
Frontier Digital Ventures (1) 203,724 128
Goodman Group  10,293 147
IDP Education  7,908 176
IGO  80,335 835
Macquarie Group  2,321 310
Northern Star Resources  51,580 460
oOh!media  83,378 85
OZ Minerals  14,180 281
Perseus Mining  162,425 247
Rio Tinto  5,000 449
Scentre Group  160,420 348
South32  178,168 572
Suncorp Group  11,585 103
Tietto Minerals (1) 185,756 99
Woodside Energy Group (GBP)  2,412 62
Worley  46,409 509
8,381
Corporate Bonds 0.1%
Ausgrid Finance, 3.85%, 5/1/23 (USD) (2) 105,000 105
Transurban Finance, 2.45%, 3/16/31 (USD) (2) 140,000 113
Transurban Finance, 4.125%, 2/2/26 (USD) (2) 15,000 15
Woodside Finance, 3.70%, 3/15/28 (USD) (2) 67,000 62

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Woodside Finance, 4.50%, 3/4/29 (USD) (2) 105,000 101
396
Total Australia (Cost
$5,897
)
8,777
AUSTRIA 0.2%
Common Stocks 0.2%
BAWAG Group  20,892 1,294
Erste Group Bank  7,767 295
Schoeller-Bleckmann Oilfield Equipment  1,868 137
Total Austria (Cost
$1,125
)
1,726
BAHRAIN 0.0%
Common Stocks 0.0%
Aluminium Bahrain  40,853 132
Total Bahrain (Cost
$137
)
132
BANGLADESH 0.0%
Common Stocks 0.0%
BRAC Bank  243,951 88
Square Pharmaceuticals  61,412 121
Total Bangladesh (Cost
$256
)
209
BELGIUM 0.1%
Common Stocks 0.1%
KBC Group  1,682 125
Shurgard Self Storage  1,751 85
Umicore  7,180 271
Warehouses De Pauw  3,224 102
583
Corporate Bonds 0.0%
Anheuser-Busch, 4.90%, 2/1/46 (USD)  90,000 88
88
Total Belgium (Cost
$583
)
671
BRAZIL 0.4%
Common Stocks 0.4%
Arco Platform, Class A (USD) (1) 7,872 104
B3  336,200 859
CI&T, Class A (USD) (1) 4,658 35

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
EDP - Energias Do Brasil  11,968 48
Grupo SBF  35,200 77
Intelbras Industria de Telecomunicacao Eletronica Brasileira  16,000 97
Klabin  22,300 85
Localiza Rent a Car  79,449 927
Localiza Rent a Car, Rights, 2/3/23 (1) 310 1
Raia Drogasil  176,618 866
Suzano  11,657 107
Vale  3,468 65
WEG  43,300 327
XP, Class A (USD) (1) 26,272 468
4,066
Preferred Stocks 0.0%
Marcopolo  226,900 135
135
Total Brazil (Cost
$4,175
)
4,201
CANADA 1.4%
Common Stocks 1.2%
Altus Group  4,284 183
Aritzia (1) 6,891 249
ATS (1) 1,300 53
BRP  774 65
CAE (1) 6,269 142
Canadian Apartment Properties REIT (3) 2,266 84
Canadian Natural Resources  2,536 156
Canadian Pacific Railway (USD)  4,309 340
Constellation Software  122 216
Definity Financial  12,071 325
dentalcorp Holdings (1)(3) 12,162 89
Descartes Systems Group (1) 3,904 285
Descartes Systems Group (USD) (1) 1,011 74
Element Fleet Management  33,076 467
ERO Copper (1) 2,210 36
Exchange Income  1,300 54
Filo Mining (1) 950 17
Franco-Nevada  2,619 384
Granite Real Estate Investment Trust (3) 1,091 67
Ivanhoe Mines, Class A (1) 2,100 20
K92 Mining (1)(3) 35,553 206
Karora Resources (1) 35,695 141
Magna International (USD)  7,771 505
Manulife Financial  23,468 464
National Bank of Canada (3) 11,321 850

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Nutrien (USD)  37,699 3,121
Orla Mining (1) 19,878 86
Osisko Mining (1) 16,667 47
Rhyolite Resources (1) 25,895 2
Richelieu Hardware  2,800 83
Shopify, Class A (1) 5,420 267
Shopify, Class A (USD) (1) 9,787 482
Spin Master  7,039 185
StorageVault Canada  27,293 132
Summit Industrial Income REIT  6,600 113
Sun Life Financial  14,072 707
Suncor Energy  8,507 295
TC Energy  2,325 100
TC Energy (USD)  1,618 70
TELUS International CDA (1) 3,268 78
TMX Group  3,171 312
Toromont Industries  2,391 191
Victoria Gold (1) 14,466 114
Wesdome Gold Mines (1) 16,790 78
West Fraser Timber  259 22
Wheaton Precious Metals  1,916 88
12,045
Corporate Bonds 0.1%
Canadian Natural Resources, 2.95%, 7/15/30 (USD)  110,000 96
Canadian Pacific Railway, 1.75%, 12/2/26 (USD)  130,000 117
Royal Bank of Canada, 2.30%, 11/3/31 (USD)  500,000 413
Thomson Reuters, 3.35%, 5/15/26 (USD)  10,000 10
Toronto-Dominion Bank, 1.15%, 6/12/25 (USD)  145,000 133
Toronto-Dominion Bank, 3.50%, 7/19/23 (USD)  235,000 234
1,003
Government Bonds 0.1%
Province of Alberta, 3.30%, 3/15/28 (USD)  135,000 130
Province of Manitoba, Series GX, 2.60%, 4/16/24 (USD)  270,000 263
Province of New Brunswick, 3.625%, 2/24/28 (USD)  250,000 244
Province of Quebec, Series QO, 2.875%, 10/16/24 (USD)  50,000 49
686
Total Canada (Cost
$12,387
)
13,734
CAYMAN ISLANDS 0.0%
Common Stocks 0.0%
ANT International, Class C, Acquisition Date: 6/7/18, Cost $45
(USD) (1)(4)(5) 11,845 24
24

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Convertible Preferred Stocks 0.0%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $89
(USD) (1)(4)(5) 1,810 303
303
Total Cayman Islands (Cost
$134
)
327
CHILE 0.1%
Common Stocks 0.1%
Antofagasta (GBP)  17,771 382
Banco Santander Chile, ADR (USD)  16,600 281
663
Corporate Bonds 0.0%
Celulosa Arauco y Constitucion, 5.50%, 11/2/47 (USD)  250,000 226
Corp Nacional del Cobre de Chile, 3.00%, 9/30/29 (USD) (2) 220,000 197
Corp Nacional del Cobre de Chile, 3.15%, 1/14/30 (USD) (2) 200,000 180
603
Total Chile (Cost
$1,078
)
1,266
CHINA 2.8%
Common Stocks 1.9%
58.com (USD) (1)(4) 5,864 —
Alibaba Group Holding (HKD) (1) 51,020 701
Alibaba Group Holding, ADR (USD) (1) 13,526 1,491
Baidu, ADR (USD) (1) 883 119
Beijing Enterprises Holdings (HKD)  30,500 104
BOE Varitronix (HKD)  63,000 150
Bosideng International Holdings (HKD)  150,000 84
China Overseas Land & Investment (HKD)  302,000 815
China Overseas Property Holdings (HKD)  110,000 144
China Resources Gas Group (HKD)  49,700 209
China Resources Mixc Lifestyle Services (HKD)  118,000 680
ENN Energy Holdings (HKD)  14,000 211
Fosun International (HKD)  66,500 62
H World Group (HKD)  62,900 299
Haier Smart Home, Class H (HKD)  47,600 176
JD Health International (HKD) (1) 14,200 118
JD.com, Class A (HKD)  16,376 486
JOYY, ADR (USD)  1,721 61
Kanzhun, ADR (USD) (1) 25,610 622
KE Holdings, ADR (USD) (1) 10,800 198
Kingdee International Software Group (HKD) (1) 104,000 227
Li Auto, ADR (USD) (1) 11,200 279

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Li Auto, Class A (HKD) (1) 1,900 23
Li Ning (HKD)  114,000 1,127
Meituan, Class B (HKD) (1) 40,935 915
Nongfu Spring, Class H (HKD)  26,000 147
PICC Property & Casualty, Class H (HKD)  242,000 228
Pinduoduo, ADR (USD) (1) 4,600 451
Ping An Insurance Group, Class H (HKD)  19,500 151
Shandong Weigao Group Medical Polymer, Class H (HKD) (3) 137,600 229
Silergy (TWD)  21,000 427
Sunny Optical Technology Group (HKD)  11,400 154
Tencent Holdings (HKD)  76,954 3,750
Tingyi Cayman Islands Holding (HKD)  64,000 106
Topsports International Holdings (HKD)  3,000 3
Trip.com Group, ADR (USD) (1) 3,225 119
Tsingtao Brewery, Class H (HKD)  22,000 212
Wuxi Biologics Cayman (HKD) (1) 15,500 129
Yangzijiang Shipbuilding Holdings (SGD)  300,300 296
Yum China Holdings (HKD)  2,850 173
Yum China Holdings (USD)  35,100 2,162
Zhongsheng Group Holdings (HKD)  266,000 1,505
19,543
Common Stocks - China A Shares 0.8%
Beijing Career International, A Shares (CNH)  11,900 88
Chacha Food, A Shares (CNH)  41,300 280
China Oilfield Services, A Shares (CNH)  56,400 137
Foshan Haitian Flavouring & Food, A Shares (CNH)  30,700 362
Fuyao Glass Industry Group, A Shares (CNH)  140,112 812
Glodon, A Shares (CNH)  35,700 346
Hongfa Technology, A Shares (CNH)  78,200 435
Huayu Automotive Systems, A Shares (CNH)  18,900 51
Hundsun Technologies, A Shares (CNH)  82,190 576
Inner Mongolia Yili Industrial Group, A Shares (CNH)  26,800 130
Jason Furniture Hangzhou, A Shares (CNH)  31,994 203
Kweichow Moutai, A Shares (CNH)  1,760 483
NARI Technology, A Shares (CNH)  35,568 139
Pony Testing International Group, A Shares (CNH)  39,040 198
Qingdao Haier Biomedical, A Shares (CNH)  12,697 137
Qingdao Hiron Commercial Cold Chain, A Shares (CNH)  16,200 72
Sangfor Technologies, A Shares (CNH)  500 11
Shandong Pharmaceutical Glass, A Shares (CNH)  44,800 192
Shenzhen Inovance Technology, A Shares (CNH)  54,648 578
Shenzhen Megmeet Electrical, A Shares (CNH)  40,600 171
Songcheng Performance Development, A Shares (CNH)  293,400 634
Toly Bread, A Shares (CNH)  31,900 79
Yantai Jereh Oilfield Services Group, A Shares (CNH)  26,000 125

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Yifeng Pharmacy Chain, A Shares (CNH)  75,734 638
YTO Express Group, A Shares (CNH)  30,600 95
Zhejiang Sanhua Intelligent Controls, A Shares (CNH)  93,500 356
Zhejiang Shuanghuan Driveline, A Shares (CNH)  23,900 105
Zwsoft Guangzhou, A Shares (CNH)  8,528 274
7,707
Corporate Bonds 0.1%
Baidu, 3.875%, 9/29/23 (USD)  210,000 208
State Grid Overseas Investment, 3.75%, 5/2/23 (USD) (2) 215,000 214
Weibo, 3.50%, 7/5/24 (USD)  255,000 247
669
Total China (Cost
$25,075
)
27,919
DENMARK 0.2%
Common Stocks 0.1%
Carlsberg, Class B  915 130
Genmab (1) 674 264
Novo Nordisk, ADR (USD)  1,018 142
ROCKWOOL, Class B  1,619 464
Zealand Pharma (1) 7,361 230
1,230
Corporate Bonds 0.1%
Danske Bank, VR, 3.244%, 12/20/25 (USD) (2)(6) 335,000 318
318
Total Denmark (Cost
$1,493
)
1,548
EGYPT 0.0%
Common Stocks 0.0%
Edita Food Industries  35,100 17
Integrated Diagnostics Holdings (USD)  154,388 84
Total Egypt (Cost
$200
)
101
ESTONIA 0.0%
Common Stocks 0.0%
Enefit Green  7,839 37
Total Estonia (Cost
$32
)
37

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
FINLAND 0.3%
Common Stocks 0.3%
Elisa  4,035 230
Kojamo  25,467 391
Metso Outotec  24,525 282
Sampo, Class A  19,924 1,046
Stora Enso, Class R  20,999 300
UPM-Kymmene  2,053 74
Valmet  16,649 523
2,846
Corporate Bonds 0.0%
Nordea Bank, 1.00%, 6/9/23 (USD) (2) 205,000 202
202
Total Finland (Cost
$2,421
)
3,048
FRANCE 1.9%
Common Stocks 1.8%
Air Liquide  2,847 453
Airbus  11,677 1,464
Alstom  4,319 128
AXA  54,256 1,693
BNP Paribas  9,971 685
Capgemini  1,095 208
Dassault Aviation  2,592 443
Edenred  2,465 134
Engie  55,964 795
Esker  684 114
EssilorLuxottica  6,759 1,240
Eurofins Scientific  10,818 776
Faurecia (1) 3,667 73
Gecina  676 80
Ipsen  1,022 107
Kering  931 581
L'Oreal  1,314 543
Legrand  4,989 445
LVMH Moet Hennessy Louis Vuitton  1,571 1,371
Nexity  5,760 174
Safran  3,650 525
Sanofi  18,733 1,834
Schneider Electric  448 73
SPIE  12,175 332
Teleperformance  3,241 901

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Thales  1,442 191
Tikehau Capital  5,854 167
TotalEnergies  30,467 1,883
Verallia  9,098 336
Virbac  55 17
17,766
Corporate Bonds 0.1%
BNP Paribas, VR, 2.871%, 4/19/32 (USD) (2)(6) 350,000 293
BPCE, 4.00%, 9/12/23 (USD) (2) 265,000 262
BPCE, 4.50%, 3/15/25 (USD) (2) 400,000 389
Credit Agricole, 3.75%, 4/24/23 (USD) (2) 250,000 249
TotalEnergies Capital International, 2.434%, 1/10/25 (USD)  275,000 265
1,458
Total France (Cost
$14,643
)
19,224
GERMANY 1.5%
Common Stocks 1.4%
Adesso  336 53
Auto1 Group (1) 3,489 28
BASF  5,263 302
Bayer  13,839 861
Brenntag  1,171 87
CANCOM  4,372 151
Covestro  10,181 469
Daimler Truck Holding (1) 18,925 636
Deutsche Boerse  669 120
Deutsche Post  3,372 145
Deutsche Telekom  62,303 1,388
Evotec (1) 25,336 498
flatexDEGIRO (1) 24,240 206
Fresenius  12,588 365
GEA Group  1,923 87
HeidelbergCement  1,297 89
Hypoport (1) 526 72
Infineon Technologies  12,030 433
KION Group  5,015 202
Knaus Tabbert  2,016 87
Mercedes-Benz Group  2,059 153
Munich Re  2,341 846
MYT Netherlands Parent, ADR (USD) (1) 4,583 53
Nagarro (1) 851 117
SAP  9,470 1,123
Scout24  5,985 348
Shop Apotheke Europe (1) 3,515 253

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Siemens  20,371 3,182
Siemens Healthineers  8,264 443
Stroeer  2,187 120
Symrise  3,864 411
Vonovia  1,525 43
Zalando (1) 5,464 255
13,626
Corporate Bonds 0.0%
Daimler Trucks Finance North America, 3.65%, 4/7/27 (USD) (2) 155,000 147
147
Preferred Stocks 0.1%
Dr Ing hc F Porsche (1) 7,143 849
Sartorius  277 124
Volkswagen  3,464 481
1,454
Total Germany (Cost
$13,334
)
15,227
HONG KONG 0.3%
Common Stocks 0.3%
AIA Group  121,200 1,371
Budweiser Brewing APAC  339,800 1,072
CK Hutchison Holdings  14,500 92
Galaxy Entertainment Group  19,000 132
Hong Kong Exchanges & Clearing  1,500 67
Hongkong Land Holdings (USD)  34,700 170
Impro Precision Industries  260,000 88
Kerry Properties  11,500 29
Samsonite International (1) 57,300 171
Sun Hung Kai Properties  9,583 136
Wharf Real Estate Investment  16,000 92
Total Hong Kong (Cost
$2,430
)
3,420
HUNGARY 0.1%
Common Stocks 0.1%
OTP Bank  17,883 539
Total Hungary (Cost
$613
)
539
ICELAND 0.0%
Common Stocks 0.0%
Marel  62,511 237
Total Iceland (Cost
$365
)
237

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
INDIA 0.9%
Common Stocks 0.9%
Asian Paints  7,009 234
Astral  7,114 180
Axis Bank  58,508 625
Blue Star  7,211 109
CreditAccess Grameen (1) 8,376 89
Dr Lal PathLabs  1,718 44
Fine Organic Industries  856 52
FSN E-Commerce Ventures (1) 23,472 39
HDFC Asset Management  9,055 211
HDFC Bank  33,088 652
HDFC Life Insurance  82,388 585
Hindustan Unilever  9,611 303
Housing Development Finance  44,388 1,432
ICICI Bank, ADR (USD)  5,520 115
Indus Towers  28,334 53
Info Edge India  1,315 59
Infosys  41,664 785
Kotak Mahindra Bank  42,935 914
Larsen & Toubro  5,422 141
Maruti Suzuki India  2,835 309
NTPC  134,214 281
Petronet LNG  15,031 40
Polycab India  4,285 154
Reliance Industries  25,734 743
Shriram Finance  6,816 108
Tata Consultancy Services  3,777 156
TeamLease Services (1) 2,493 70
Torrent Pharmaceuticals  7,604 142
V-Mart Retail  1,908 65
Voltas  69,227 680
Zomato (1) 150,836 92
Total India (Cost
$8,510
)
9,462
INDONESIA 0.1%
Common Stocks 0.1%
Bank Central Asia  1,058,700 601
Sarana Menara Nusantara  1,193,000 89
Sumber Alfaria Trijaya  597,600 113
Total Indonesia (Cost
$372
)
803

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
IRELAND 0.2%
Common Stocks 0.1%
Cairn Homes (GBP)  149,798 159
DCC (GBP)  4,177 238
Kenmare Resources (GBP)  1,887 11
Kerry Group, Class A  1,042 98
506
Corporate Bonds 0.1%
AerCap Ireland Capital, 2.45%, 10/29/26 (USD)  150,000 135
AerCap Ireland Capital, 4.125%, 7/3/23 (USD)  150,000 149
Avolon Holdings Funding, 3.95%, 7/1/24 (USD) (2) 70,000 68
Avolon Holdings Funding, 5.25%, 5/15/24 (USD) (2) 215,000 212
CRH America Finance, 3.95%, 4/4/28 (USD) (2) 400,000 386
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23 (USD)  119,000 117
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (USD) (2) 315,000 313
1,380
Total Ireland (Cost
$1,967
)
1,886
ITALY 0.7%
Common Stocks 0.7%
Amplifon  20,104 555
Ariston Holding  14,008 145
Banca Mediolanum  47,952 459
Carel Industries  13,469 333
Davide Campari-Milano  37,311 400
De' Longhi  8,541 197
DiaSorin  889 116
Enel  132,095 778
Ermenegildo Zegna (USD)  20,554 236
Ferrari  2,140 535
FinecoBank Banca Fineco  35,309 634
GVS (1) 12,255 65
Intesa Sanpaolo  51,636 136
Leonardo  11,062 114
Moncler  5,758 360
PRADA (HKD)  41,200 263
Prysmian  22,783 930
Stellantis  8,232 129
UniCredit  9,922 194
6,579

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Corporate Bonds 0.0%
Enel Finance International, 1.875%, 7/12/28 (USD) (2) 200,000 167
Eni, Series X-R, 4.00%, 9/12/23 (USD) (2) 295,000 292
459
Total Italy (Cost
$5,297
)
7,038
JAPAN 4.1%
Common Stocks 4.1%
Aida Engineering  10,300 65
Aiful  89,400 270
Asahi Group Holdings  4,700 155
Asahi Kasei  29,700 225
Asics  3,800 90
Astellas Pharma  63,600 936
BayCurrent Consulting  4,800 204
Benefit One  2,500 41
Central Japan Railway  1,600 195
Chugai Pharmaceutical  6,700 174
CyberAgent  26,300 246
Daiei Kankyo (1) 14,100 183
Dai-ichi Life Holdings  11,200 263
Daiichi Sankyo  13,300 418
Daikin Industries  700 122
Daio Paper  25,100 194
Daiwabo Holdings  17,900 271
Demae-Can (1)(3) 8,000 26
Denso  6,200 335
DIC  11,000 204
Disco  1,100 330
East Japan Railway  4,300 240
eGuarantee  3,600 67
Eiken Chemical  10,100 124
Eisai  3,300 204
Electric Power Development  24,100 389
Fancl  8,800 179
Fast Retailing  400 243
Food & Life  7,800 174
Fujitsu  1,500 214
Fujitsu General  2,200 62
Fukui Computer Holdings  3,400 78
GMO Payment Gateway  1,700 157
Hamamatsu Photonics  8,600 459
Hanwa  9,800 312
Harmonic Drive Systems  2,500 84

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Hikari Tsushin  5,300 756
Hitachi  11,200 587
Honda Motor  4,500 111
Horiba  2,300 106
Hoshino Resorts REIT  57 327
Hoshizaki  16,800 604
Idec  6,700 160
IHI  3,700 112
Industrial & Infrastructure Fund Investment  66 73
Invincible Investment  172 73
Isetan Mitsukoshi Holdings  5,300 58
ITOCHU  6,100 197
JMDC  2,500 83
Kansai Paint  16,700 235
Katitas  3,200 78
Keyence  1,400 644
Kirin Holdings  11,200 173
Kobe Bussan  7,300 211
Kyoritsu Maintenance  1,000 46
Kyowa Kirin  9,600 214
Lasertec  1,900 360
LITALICO  1,200 24
MatsukiyoCocokara  3,000 150
Media Do  2,500 33
Medley (1) 1,700 60
Mercari (1) 2,000 44
METAWATER  7,300 96
MINEBEA MITSUMI  3,500 61
Mitsubishi  8,500 285
Mitsubishi Electric  48,800 538
Mitsubishi Estate  8,600 111
Mitsubishi HC Capital  27,900 142
Mitsubishi UFJ Financial Group  177,400 1,299
Mitsui Fudosan  46,000 862
Mitsui Fudosan Logistics Park  20 70
Mitsui Mining & Smelting  6,800 181
Miura  11,200 280
Modec (1) 9,000 98
Murata Manufacturing  12,800 731
Musashi Seimitsu Industry  12,700 175
Nakanishi  7,400 157
NET One Systems  6,200 168
Nextage  17,200 387
NGK Spark Plug  9,300 182
Nidec  6,200 344
Nifco  4,400 114

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Nihon M&A Center Holdings  5,800 59
Nintendo  9,800 425
Nippon Ceramic  3,200 60
Nippon Paint Holdings  23,300 213
Nippon Sanso Holdings  9,000 147
Nippon Seiki  24,700 159
Nippon Shokubai  1,300 55
Nippon Soda  7,600 248
Nippon Steel  23,200 483
Nippon Telegraph & Telephone  72,800 2,183
Nipro  25,300 203
Nitto Boseki  2,400 38
Nomura Research Institute  4,100 98
NSK  1,600 9
NTT Data  31,700 492
Obara Group  6,800 197
Olympus  25,800 485
Omron  2,300 133
Oriental Land  1,500 250
ORIX  35,900 631
Otsuka Holdings  15,300 491
Outsourcing  7,600 59
Pan Pacific International Holdings  11,900 220
Panasonic Holdings  52,500 487
Persol Holdings  12,300 270
Recruit Holdings  9,700 312
Renesas Electronics (1) 14,600 150
Ryohin Keikaku (3) 8,300 92
Sakata INX  20,600 174
Sankyu  2,100 82
Sanwa Holdings  9,700 103
Seven & i Holdings  24,900 1,176
SHIFT (1) 1,100 205
Shimadzu  7,600 234
Shin-Etsu Chemical  100 15
Shionogi  1,400 67
Shiseido  6,900 359
SMC  400 203
SMS  600 16
Socionext (1) 2,500 160
SoftBank Group  3,500 166
Solasto  28,700 151
Sompo Holdings  11,200 482
Sony Group  11,200 1,001
Stanley Electric  29,500 635
Sumitomo  26,300 472

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Sumitomo Densetsu  12,800 234
Sumitomo Electric Industries  31,100 374
Sumitomo Mitsui Financial Group  6,600 287
Sumitomo Mitsui Trust Holdings  5,300 193
Sumitomo Seika Chemicals  3,100 99
Suzuki Motor  22,100 829
Taiheiyo Cement  16,700 288
Taiyo Yuden  3,900 132
Takeda Pharmaceutical  3,800 119
Takeuchi Manufacturing  5,700 126
Takuma  7,000 69
TechnoPro Holdings  11,300 352
THK  5,800 123
Tokai Carbon  20,000 173
Tokio Marine Holdings  24,600 515
Tokyo Century  3,900 137
Tokyo Electron  2,400 839
Tokyo Seimitsu  2,000 69
Tokyo Tatemono  18,400 228
Tokyu  21 32
Tosoh  2,800 37
Toyo Tire  13,200 158
Toyota Motor  57,400 843
UT Group  3,000 61
Visional (1) 2,500 181
Welcia Holdings  5,000 112
Yellow Hat  12,400 170
Z Holdings  113,500 330
41,193
Corporate Bonds 0.0%
Mitsubishi UFJ Financial Group, VR, 1.538%, 7/20/27 (USD) (6) 300,000 265
Sumitomo Mitsui Financial Group, 3.748%, 7/19/23 (USD)  340,000 338
603
Total Japan (Cost
$36,306
)
41,796
KAZAKHSTAN 0.1%
Common Stocks 0.1%
Halyk Savings Bank of Kazakhstan, GDR (USD)  10,054 105
Kaspi.KZ, GDR (USD)  4,525 333
NAC Kazatomprom, GDR (USD)  10,656 313
Total Kazakhstan (Cost
$697
)
751

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
KENYA 0.0%
Common Stocks 0.0%
Safaricom  88,200 17
Total Kenya (Cost
$30
)
17
LUXEMBOURG 0.0%
Common Stocks 0.0%
Ardagh Metal Packaging (USD)  6,116 34
Majorel Group Luxembourg  8,076 199
Total Luxembourg (Cost
$309
)
233
MEXICO 0.3%
Common Stocks 0.2%
Corp Inmobiliaria Vesta (3) 38,700 105
Grupo Aeroportuario del Sureste, ADR (USD)  453 123
Grupo Financiero Banorte, Class O  42,900 356
Grupo Mexico, Series B  102,106 454
Wal-Mart de Mexico  220,693 862
1,900
Corporate Bonds 0.0%
BBVA Bancomer, 4.375%, 4/10/24 (USD) (2) 150,000 148
148
Government Bonds 0.1%
Mexico Government International Bond, 3.50%, 2/12/34 (USD)  505,000 426
426
Total Mexico (Cost
$2,141
)
2,474
MOROCCO 0.0%
Common Stocks 0.0%
Attijariwafa Bank  5,574 196
Hightech Payment Systems  251 153
Label Vie  194 80
Total Morocco (Cost
$473
)
429
NETHERLANDS 1.4%
Common Stocks 1.3%
Aalberts  3,068 145
Adyen (1) 722 1,092

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
AerCap Holdings (USD) (1) 2,489 157
Akzo Nobel  18,093 1,348
Argenx, ADR (USD) (1) 1,029 393
ASML Holding  5,785 3,828
ASML Holding (USD)  2,597 1,716
Heineken  8,268 826
IMCD  1,815 288
ING Groep  139,317 2,017
Kendrion  2,120 39
Koninklijke DSM  512 66
Koninklijke Philips  32,616 563
Prosus  12,203 985
Signify  3,135 114
Van Lanschot Kempen, CVA  4,763 137
13,714
Corporate Bonds 0.1%
ING Groep, 3.55%, 4/9/24 (USD)  255,000 250
JDE Peet's, 1.375%, 1/15/27 (USD) (2) 290,000 251
NXP, 2.65%, 2/15/32 (USD)  375,000 306
Shell International Finance, 3.25%, 5/11/25 (USD)  75,000 73
880
Total Netherlands (Cost
$10,614
)
14,594
NEW ZEALAND 0.0%
Common Stocks 0.0%
Fisher & Paykel Healthcare  11,936 196
Total New Zealand (Cost
$46
)
196
NORWAY 0.3%
Common Stocks 0.3%
Bakkafrost  1,508 94
DNB Bank  32,303 604
Equinor (3) 35,900 1,094
Norsk Hydro  24,379 198
Seadrill (USD) (1) 2,986 127
Storebrand  71,201 620
Subsea 7  6,125 76
TGS  20,003 331
Total Norway (Cost
$2,301
)
3,144

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
PAKISTAN 0.0%
Common Stocks 0.0%
Systems  38,101 65
Total Pakistan (Cost
$57
)
65
PANAMA 0.0%
Government Bonds 0.0%
Republic of Panama, 6.70%, 1/26/36 (USD)  25,000 27
Total Panama (Cost
$27
)
27
PERU 0.1%
Common Stocks 0.1%
Alicorp  13,294 21
Credicorp (USD)  1,846 248
InRetail Peru (USD)  724 25
Southern Copper (USD)  7,946 598
Total Peru (Cost
$657
)
892
PHILIPPINES 0.1%
Common Stocks 0.1%
BDO Unibank  130,502 295
Converge Information and Communications Technology
Solutions (1) 112,300 36
Jollibee Foods  24,940 109
Nickel Asia  268,300 31
Philippine Seven (1) 13,340 18
SM Investments  26,776 453
Universal Robina  110,550 279
Total Philippines (Cost
$1,134
)
1,221
POLAND 0.0%
Common Stocks 0.0%
Powszechna Kasa Oszczednosci Bank Polski  27,027 202
202
Government Bonds 0.0%
Republic of Poland, 3.25%, 4/6/26 (USD)  55,000 53
53
Total Poland (Cost
$241
)
255

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
PORTUGAL 0.1%
Common Stocks 0.1%
Banco Comercial Portugues, Class R  235,377 50
Galp Energia  30,266 414
Jeronimo Martins  28,633 622
Total Portugal (Cost
$812
)
1,086
QATAR 0.0%
Common Stocks 0.0%
Qatar National Bank  86,017 426
Total Qatar (Cost
$460
)
426
ROMANIA 0.0%
Common Stocks 0.0%
Banca Transilvania  54,573 239
Fondul Proprietatea  117,195 53
Total Romania (Cost
$305
)
292
RUSSIA 0.0%
Common Stocks 0.0%
Alrosa (1)(4) 80,680 —
Gazprom (4) 31,212 —
HeadHunter Group, ADR (USD) (4) 4,246 —
MMC Norilsk Nickel (4) 311 —
Moscow Exchange (1)(4) 51,640 —
Ozon Holdings, ADR (USD) (1)(4) 7,944 —
Polyus (1)(4) 294 —
TCS Group Holding, GDR (USD) (1)(4) 584 —
X5 Retail Group, GDR (USD) (4) 16,337 —
Yandex, Class A (USD) (1)(4) 7,997 —
Total Russia (Cost
$1,728
)
—
SAUDI ARABIA 0.2%
Common Stocks 0.1%
Al Rajhi Bank (1) 12,588 276
Arabian Internet & Communications Services  2,255 153
Nahdi Medical  12,823 651
Saudi British Bank  5,378 52

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Saudi Tadawul Group Holding  1,981 86
1,218
Corporate Bonds 0.1%
Saudi Arabian Oil, 2.875%, 4/16/24 (USD) (2) 245,000 239
239
Total Saudi Arabia (Cost
$1,322
)
1,457
SINGAPORE 0.2%
Common Stocks 0.2%
CapitaLand Integrated Commercial Trust  76,400 125
DBS Group Holdings  9,200 252
Digital Core REIT Management (USD)  63,800 40
Lendlease Global Commercial REIT  32,400 18
Sea, ADR (USD) (1) 11,293 728
United Overseas Bank  28,700 652
Wilmar International  132,700 413
Total Singapore (Cost
$1,911
)
2,228
SLOVENIA 0.0%
Common Stocks 0.0%
Nova Ljubljanska Banka, GDR  11,132 164
Total Slovenia (Cost
$140
)
164
SOUTH AFRICA 0.2%
Common Stocks 0.2%
Capitec Bank Holdings  5,509 569
Clicks Group  33,997 519
FirstRand  121,743 452
Impala Platinum Holdings  1,975 23
Sibanye Stillwater  6,363 17
1,580
Corporate Bonds 0.0%
Anglo American Capital, 2.625%, 9/10/30 (USD) (2) 200,000 170
170
Total South Africa (Cost
$1,637
)
1,750
SOUTH KOREA 0.6%
Common Stocks 0.6%
Korea Zinc (1) 65 29

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
KT (1) 7,163 204
KT, ADR (USD) (1) 7,527 108
LG Chem  1,486 839
LG H&H  123 74
Lotte Chemical (1) 525 76
NAVER  3,489 580
POSCO Holdings  2,289 562
Samsung Electronics  66,531 3,314
Total South Korea (Cost
$4,007
)
5,786
SPAIN 0.4%
Common Stocks 0.4%
Aedas Homes  15,451 260
Amadeus IT Group (1) 23,803 1,500
Cellnex Telecom  10,285 403
CIE Automotive  4,406 131
Fluidra  29,725 525
Iberdrola  70,303 825
Iberdrola - Interim (1) 45 —
Indra Sistemas  5,245 64
Laboratorios Farmaceuticos Rovi  5,599 237
Linea Directa Aseguradora Cia de Seguros y Reaseguros (3) 47,264 49
3,994
Corporate Bonds 0.0%
Banco Santander, 3.49%, 5/28/30 (USD)  200,000 178
Banco Santander, 3.848%, 4/12/23 (USD)  200,000 199
377
Total Spain (Cost
$4,103
)
4,371
SWEDEN 0.6%
Common Stocks 0.6%
Assa Abloy, Class B  23,785 560
Autoliv, SDR  2,821 260
Avanza Bank Holding  9,106 210
Beijer Ref (3) 5,994 93
Boliden  9,812 440
Elekta, Class B  27,427 200
Epiroc, Class A  10,473 204
Epiroc, Class B  3,725 62
Essity, Class B  28,447 743
LM Ericsson, Class B  92,637 537
Millicom International Cellular, SDR (1) 4,843 83

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Olink Holding, ADR (USD) (1) 10,786 211
Sandvik  16,353 338
Svenska Cellulosa, Class B  29,238 406
Svenska Handelsbanken, Class A  37,531 392
Swedbank, Class A  42,683 821
Thule Group (3) 7,985 191
Trelleborg, Class B  3,814 95
Total Sweden (Cost
$5,175
)
5,846
SWITZERLAND 1.4%
Common Stocks 1.3%
ABB  16,176 563
Alcon  12,347 932
ams (1) 11,787 110
Barry Callebaut  339 708
Bossard Holding  255 65
DKSH Holding  2,957 252
Julius Baer Group  15,672 1,005
Lonza Group  1,273 726
Montana Aerospace (1) 9,265 170
Nestle  17,453 2,129
Novartis  11,721 1,060
Partners Group Holding  614 576
PolyPeptide Group  2,162 63
Roche Holding  8,402 2,623
Sensirion Holding (1) 831 99
SKAN Group  530 40
TE Connectivity (USD)  4,454 566
UBS Group  8,930 191
Zurich Insurance Group  2,793 1,381
13,259
Corporate Bonds 0.1%
Alcon Finance, 2.60%, 5/27/30 (USD) (2) 235,000 205
UBS Group, VR, 1.364%, 1/30/27 (USD) (2)(6) 300,000 268
UBS Group, VR, 3.179%, 2/11/43 (USD) (2)(6) 200,000 150
623
Total Switzerland (Cost
$10,486
)
13,882
TAIWAN 0.8%
Common Stocks 0.8%
Chailease Holding  55,000 415
Chroma ATE  15,000 93

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Largan Precision  1,000 71
Taiwan Semiconductor Manufacturing  362,000 6,388
Taiwan Semiconductor Manufacturing, ADR (USD)  7,378 684
Vanguard International Semiconductor  85,000 286
Total Taiwan (Cost
$3,587
)
7,937
THAILAND 0.1%
Common Stocks 0.1%
Bumrungrad Hospital  16,300 107
CP ALL  427,700 851
Siam Cement  15,000 153
Total Thailand (Cost
$1,016
)
1,111
UNITED ARAB EMIRATES 0.1%
Common Stocks 0.1%
Air Arabia  285,531 171
First Abu Dhabi Bank  76,201 283
Network International Holdings (GBP) (1) 13,550 44
Total United Arab Emirates (Cost
$349
)
498
UNITED KINGDOM 3.1%
Common Stocks 2.9%
Abcam, ADR (USD) (1) 20,383 283
Adriatic Metals, CDI (AUD) (1) 74,378 166
AJ Bell  19,068 79
Amcor, CDI (AUD)  23,301 278
Anglo American  1,412 61
Ascential (1) 135,395 450
Ashtead Group  8,347 550
ASOS (1)(3) 7,557 82
AstraZeneca  7,849 1,028
AstraZeneca, ADR (USD)  56,488 3,693
Auction Technology Group (1) 10,390 90
Baltic Classifieds Group  82,814 155
Barclays  13,464 31
Big Yellow Group  9,435 141
Bridgepoint Group  140,748 418
British American Tobacco  3,197 123
Bunzl  5,980 219
Burberry Group  4,220 129
Bytes Technology Group  1,803 9
Central Asia Metals  56,706 197

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Compass Group  20,883 499
Croda International  3,239 276
Dechra Pharmaceuticals  13,596 482
Derwent London  7,338 234
Diageo  11,679 511
Diploma  1,646 56
Direct Line Insurance Group  81,328 178
Dr. Martens  90,022 172
Endava, ADR (USD) (1) 617 54
Endeavour Mining (CAD)  2,149 51
Experian  12,941 473
FD Technologies (1) 6,290 106
Frontier Developments (1) 1,547 9
Funding Circle Holdings (1) 79,326 57
Genuit Group  24,955 101
Genus  5,348 192
Georgia Capital (1) 7,081 67
Glencore  66,382 445
Great Portland Estates  44,071 310
Greggs  10,621 355
GSK  22,768 400
GSK, ADR (USD)  13,668 482
Helios Towers (1) 141,285 187
HSBC Holdings  143,475 1,057
Imperial Brands  8,772 220
Informa  33,316 276
InterContinental Hotels Group  3,059 212
Intermediate Capital Group  18,178 313
Investec  11,389 73
IQE (1)(3) 320,942 188
Johnson Matthey  10,015 280
Keywords Studios  10,969 385
Kingfisher  115,449 398
Lloyds Banking Group  733,886 478
London Stock Exchange Group  8,219 752
Melrose Industries  178,188 314
Molten Ventures (1) 40,135 178
Mondi  11,650 220
National Express Group (1) 53,663 88
National Grid  29,138 370
Next  5,034 412
Ocado Group (1) 24,678 197
Oxford Nanopore Technologies (1) 21,743 63
Persimmon  13,475 235
Prudential  9,878 164
Renishaw  2,259 110

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Rightmove  27,362 199
Rio Tinto  7,629 597
Rolls-Royce Holdings (1) 123,136 161
Rotork  70,166 276
Shell  45,278 1,329
Shell, ADR (USD)  6,557 386
Smith & Nephew  33,612 464
Smiths Group  5,697 122
Spirax-Sarco Engineering  1,455 208
Standard Chartered  24,202 203
Syncona (1) 44,594 97
Taylor Wimpey  63,808 93
Trainline (1) 60,090 210
Unilever (EUR)  6,176 314
Unilever  23,703 1,206
UNITE Group  7,015 86
Victorian Plumbing Group (1) 37,284 42
Victrex  7,713 176
Vodafone Group  94,702 109
Vodafone Group, ADR (USD)  23,723 275
Watches of Switzerland Group (1) 15,327 180
Weir Group  20,743 457
WPP  52,874 618
YouGov  25,221 303
28,973
Convertible Preferred Stocks 0.0%
Yulife Holdings, Series C, Acquisition Date: 10/11/22,
Cost $10 (1)(4)(5) 475 10
10
Corporate Bonds 0.2%
Barclays, VR, 2.279%, 11/24/27 (USD) (6) 335,000 299
BAT Capital, 4.39%, 8/15/37 (USD)  275,000 227
Coca-Cola Europacific Partners, 1.50%, 1/15/27 (USD) (2) 210,000 186
Experian Finance, 2.75%, 3/8/30 (USD) (2) 200,000 172
HSBC Holdings, VR, 2.206%, 8/17/29 (USD) (6) 200,000 169
Nationwide Building Society, 1.50%, 10/13/26 (USD) (2) 405,000 357
NatWest Group, VR, 4.519%, 6/25/24 (USD) (6) 300,000 298
NatWest Markets, 2.375%, 5/21/23 (USD) (2) 240,000 238
RELX Capital, 3.00%, 5/22/30 (USD)  100,000 89
RELX Capital, 3.50%, 3/16/23 (USD)  45,000 45
Santander U.K. Group Holdings, VR, 2.469%, 1/11/28 (USD) (6) 200,000 178
Standard Chartered, VR, 1.822%, 11/23/25 (USD) (2)(6) 320,000 297
2,555
Total United Kingdom (Cost
$29,222
)
31,538

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
UNITED STATES 69.9%
Asset-Backed Securities 0.4%
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class
C, 1.59%, 10/20/25  105,000 102
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class
D, 1.29%, 6/18/27  150,000 134
Avis Budget Rental Car Funding AESOP, Series 2019-2A, Class
B, 3.55%, 9/22/25 (2) 105,000 102
Avis Budget Rental Car Funding AESOP, Series 2020-2A, Class
A, 2.02%, 2/20/27 (2) 100,000 92
Carlyle U.S., Series 2019-4A, Class A11R, CLO, FRN, 3M TSFR
+ 1.32%, 5.184%, 4/15/35 (2) 250,000 245
Carmax Auto Owner Trust, Series 2021-1, Class D, 1.28%,
7/15/27  90,000 80
Carvana Auto Receivables Trust, Series 2021-P4, Class C,
2.33%, 2/10/28  155,000 130
CIFC Funding, Series 2021-3A, Class A, CLO, FRN, 3M USD
LIBOR + 1.14%, 5.932%, 7/15/36 (2) 250,000 247
CNH Equipment Trust, Series 2019-C, Class B, 2.35%, 4/15/27  295,000 288
Driven Brands Funding, Series 2020-2A, Class A2, 3.237%,
1/20/51 (2) 127,400 109
Driven Brands Funding, Series 2021-1A, Class A2, 2.791%,
10/20/51 (2) 128,375 106
Dryden, Series 2020-77A, Class AR, CLO, FRN, 3M USD LIBOR
+ 1.12%, 5.795%, 5/20/34 (2) 250,000 246
Exeter Automobile Receivables Trust, Series 2021-1A, Class C,
0.74%, 1/15/26  156,167 153
Exeter Automobile Receivables Trust, Series 2021-2A, Class C,
0.98%, 6/15/26  75,000 73
Exeter Automobile Receivables Trust, Series 2021-4A, Class C,
1.46%, 10/15/27  215,000 204
Ford Credit Auto Owner Trust, Series 2019-1, Class B, 3.82%,
7/15/30 (2) 205,000 201
Ford Credit Auto Owner Trust, Series 2020-2, Class C, 1.74%,
4/15/33 (2) 115,000 101
Ford Credit Floorplan Master Owner Trust, Series 2020-2, Class
B, 1.32%, 9/15/27  205,000 185
GM Financial Consumer Automobile Receivables Trust, Series
2020-3, Class D, 1.91%, 9/16/27  90,000 86
Hardee's Funding, Series 2018-1A, Class A2II, 4.959%,
6/20/48 (2) 105,325 101
JPMorgan Chase Bank, Series 2021-2, Class C, 0.969%,
12/26/28 (2) 110,751 106
MVW, Series 2019-2A, Class A, 2.22%, 10/20/38 (2) 99,874 94
MVW, Series 2021-1WA, Class B, 1.44%, 1/22/41 (2) 54,577 50

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Navient Private Education Refi Loan Trust, Series 2019-CA,
Class A2, 3.13%, 2/15/68 (2) 177,200 170
Navient Private Education Refi Loan Trust, Series 2019-FA, Class
A2, 2.60%, 8/15/68 (2) 51,541 48
Navient Private Education Refi Loan Trust, Series 2019-GA,
Class A, 2.40%, 10/15/68 (2) 57,501 53
Navient Private Education Refi Loan Trust, Series 2020-GA,
Class A, 1.17%, 9/16/69 (2) 32,133 29
Navient Private Education Refi Loan Trust, Series 2020-HA,
Class A, 1.31%, 1/15/69 (2) 37,017 34
Navient Private Education Refi Loan Trust, Series 2021-A, Class
A, 0.84%, 5/15/69 (2) 45,447 40
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32%,
4/20/62 (2) 189,877 170
ServiceMaster Funding, Series 2021-1, Class A2I, 2.865%,
7/30/51 (2) 128,050 105
Sierra Timeshare Receivables Funding, Series 2018-2A, Class A,
3.50%, 6/20/35 (2) 21,782 21
SMB Private Education Loan Trust, Series 2015-B, Class A3,
FRN, 1M USD LIBOR + 1.75%, 6.204%, 5/17/32 (2) 47,382 47
SMB Private Education Loan Trust, Series 2016-A, Class A2A,
2.70%, 5/15/31 (2) 47,878 46
SMB Private Education Loan Trust, Series 2016-B, Class A2B,
FRN, 1M USD LIBOR + 1.45%, 5.909%, 2/17/32 (2) 63,091 63
SMB Private Education Loan Trust, Series 2017-A, Class A2A,
2.88%, 9/15/34 (2) 103,153 99
SMB Private Education Loan Trust, Series 2018-B, Class A2A,
3.60%, 1/15/37 (2) 45,778 44
SMB Private Education Loan Trust, Series 2020-B, Class A1A,
1.29%, 7/15/53 (2) 67,148 61
SMB Private Education Loan Trust, Series 2021-A, Class APT1,
1.07%, 1/15/53 (2) 150,414 132
4,397
Bond Mutual Funds 15.8%
T. Rowe Price Dynamic Global Bond Fund - I Class, 5.23% (7)(8) 2,462,510 20,537
T. Rowe Price Emerging Markets Local Currency Bond Fund - I
Class, 6.87% (7)(8) 5,092,704 24,852
T. Rowe Price Institutional Emerging Markets Bond Fund,
6.28% (7)(8) 6,165,600 39,953
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 8.45% (7)(8) 1,751,721 16,379
T. Rowe Price Institutional High Yield Fund - Institutional Class,
7.84% (7)(8) 3,168,619 24,177
T. Rowe Price International Bond Fund - I Class, 2.45% (7)(8) 3,838,501 28,060

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
2.51% (7)(8) 754,209 6,071
160,029
Common Stocks 26.9%
AbbVie  11,821 1,747
Acadia Realty Trust, REIT  10,731 167
Accenture, Class A  1,834 512
Activision Blizzard  10,172 779
Advanced Micro Devices (1) 8,266 621
Affirm Holdings (1) 3,387 55
AGCO  172 24
Air Products & Chemicals  349 112
Albemarle  124 35
Alexandria Real Estate Equities, REIT  2,284 367
Align Technology (1) 337 91
Allstate  8,503 1,092
Alphabet, Class A (1) 6,602 653
Alphabet, Class C (1) 101,683 10,155
Amazon.com (1) 45,635 4,706
Ameren  6,405 556
American Electric Power  6,703 630
American Express  4,703 823
American Homes 4 Rent, Class A, REIT  8,969 308
American International Group  6,955 440
American Tower, REIT  2,214 495
AmerisourceBergen  8,573 1,448
AMETEK  3,969 575
Amgen  2,964 748
Apartment Income REIT, REIT  1,792 69
Apple  60,866 8,782
Apple Hospitality REIT, REIT  10,898 193
Applied Materials  7,459 832
Atlassian, Class A (1) 2,280 368
AutoZone (1) 223 544
AvalonBay Communities, REIT  4,576 812
Avery Dennison  253 48
Baker Hughes  1,800 57
Ball  2,663 155
Bank of America  124,080 4,402
Becton Dickinson & Company  10,192 2,571
Berkshire Hathaway, Class B (1) 9,730 3,031
Best Buy  9,118 809
Bill.com Holdings (1) 2,269 262
Block, Class A (1) 3,496 286
Booking Holdings (1) 308 750

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Booz Allen Hamilton Holding  6,041 572
Boston Properties, REIT  2,096 156
Broadcom  4,374 2,559
Burlington Stores (1) 2,711 623
Cactus, Class A  1,233 67
Camden Property Trust, REIT  1,905 235
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $179 (1)(4)(5) 105 58
Caterpillar  287 72
CCC Intelligent Solutions Holdings (1) 16,868 156
Centene (1) 10,996 838
Ceridian HCM Holding (1) 3,576 258
CF Industries Holdings  4,476 379
ChampionX  2,022 67
Charles Schwab  18,351 1,421
Cheniere Energy  2,626 401
Chesapeake Energy  3,468 301
Chevron  13,716 2,387
Chipotle Mexican Grill (1) 937 1,543
Chubb  19,315 4,394
Cintas  318 141
Citigroup  7,419 387
CME Group  1,892 334
CMS Energy  569 36
Coca-Cola  28,434 1,744
Confluent, Class A (1) 3,546 82
ConocoPhillips  6,444 785
Constellation Brands, Class A  2,558 592
Corebridge Financial  17,551 382
Coupa Software (1) 7,687 614
Crowdstrike Holdings, Class A (1) 865 92
Crown Castle, REIT  1,520 225
Crown Holdings  722 64
CSX  67,940 2,101
CubeSmart, REIT  7,204 330
Cummins  579 144
Danaher  11,072 2,927
Darling Ingredients (1) 1,929 128
Datadog, Class A (1) 1,641 123
Deere  340 144
Devon Energy  3,024 191
DocuSign (1) 5,127 311
Dollar General  9,453 2,208
Dominion Energy  665 42
DoorDash, Class A (1) 2,725 158
Douglas Emmett, REIT  6,310 106
Dover  1,957 297

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
DTE Energy  3,356 391
EastGroup Properties, REIT  1,076 181
Eastman Chemical  738 65
Eaton  13,591 2,205
Element Solutions  2,021 41
Elevance Health  12,738 6,369
Eli Lilly  7,321 2,519
Entegris  2,876 232
EOG Resources  6,213 822
EPAM Systems (1) 33 11
Equinix, REIT  1,089 804
Equity LifeStyle Properties, REIT  11,985 860
Equity Residential, REIT  5,660 360
Essex Property Trust, REIT  1,309 296
Evergy  4,829 303
Extra Space Storage, REIT  386 61
Exxon Mobil  45,415 5,269
Federal Realty Investment Trust, REIT  159 18
Fidelity National Information Services  8,830 663
Fifth Third Bancorp  10,348 376
FirstEnergy  14,837 608
Fiserv (1) 27,108 2,892
Floor & Decor Holdings, Class A (1) 3,385 307
FMC  7,006 933
Fortinet (1) 1,153 60
GE HealthCare Technologies (1) 15,839 1,101
General Electric  38,009 3,059
General Motors  11,024 433
Goldman Sachs Group  6,415 2,347
Gusto, Acquisition Date: 10/4/21, Cost $24 (1)(4)(5) 826 16
Halliburton  1,663 69
Hartford Financial Services Group  14,863 1,153
HCA Healthcare  8,835 2,254
Hess  7,975 1,197
Hilton Worldwide Holdings  1,219 177
Home Depot  7,661 2,483
Honeywell International  6,254 1,304
Host Hotels & Resorts, REIT  3,317 62
Howard Hughes (1) 379 32
Hubbell  2,730 625
Humana  4,397 2,250
International Flavors & Fragrances  3,427 385
International Paper  1,489 62
Intuit  4,002 1,691
Intuitive Surgical (1) 5,562 1,366
Johnson & Johnson  23,002 3,759

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
JPMorgan Chase  34,138 4,778
Karuna Therapeutics (1) 947 189
Keurig Dr Pepper  32,072 1,131
Kilroy Realty, REIT  2,330 96
Kimberly-Clark  3,977 517
Kimco Realty, REIT  2,984 67
Kinder Morgan  73,720 1,349
KLA  6,105 2,396
Kosmos Energy (1) 29,732 235
Kraft Heinz  36,481 1,479
L3Harris Technologies  10,990 2,361
Lam Research  2,687 1,344
Las Vegas Sands (1) 9,800 578
Lennar, Class A  3,096 317
Liberty Media-Liberty Formula One, Class C (1) 13,955 988
Linde (EUR)  1,011 334
Linde  4,313 1,427
Live Nation Entertainment (1) 6,387 514
Lululemon Athletica (1) 3,271 1,004
Magnolia Oil & Gas, Class A  3,562 84
Marathon Petroleum  519 67
Marriott International, Class A  6,395 1,114
Marsh & McLennan  2,736 479
Martin Marietta Materials  289 104
Marvell Technology  5,693 246
Mastercard, Class A  6,418 2,378
McDonald's  8,310 2,222
Merck  13,818 1,484
Meta Platforms, Class A (1) 14,216 2,118
MetLife  30,277 2,211
Micron Technology  15,177 915
Microsoft  44,995 11,150
Middleby (1) 2,986 464
Molina Healthcare (1) 3,907 1,218
Mondelez International, Class A  34,757 2,274
MongoDB (1) 1,422 305
Monolithic Power Systems  1,726 736
Morgan Stanley  5,960 580
MSCI  245 130
Netflix (1) 4,098 1,450
Newmont  4,794 254
NextEra Energy  194 14
NIKE, Class B  4,915 626
Norfolk Southern  4,604 1,132
Northrop Grumman  1,122 503
Nucor  2,287 387

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
NVIDIA  16,408 3,206
NXP Semiconductors  5,338 984
Old Dominion Freight Line  840 280
Packaging Corp. of America  769 110
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $81 (1)(4)(5) 21,572 10
Paycom Software (1) 235 76
PayPal Holdings (1) 1,658 135
Pebblebrook Hotel Trust, REIT  9,541 156
PerkinElmer  4,420 608
PG&E (1) 2,475 39
Philip Morris International  33,073 3,448
Pinterest, Class A (1) 18,403 484
Pioneer Natural Resources  877 202
Planet Fitness, Class A (1) 1,162 98
PNC Financial Services Group  6,613 1,094
Procter & Gamble  13,914 1,981
Progressive  15,668 2,136
Prologis, REIT  18,684 2,415
Public Storage, REIT  2,115 644
Quanta Services  373 57
Rayonier, REIT  4,117 150
Regency Centers, REIT  5,558 370
Regeneron Pharmaceuticals (1) 1,516 1,150
Reliance Steel & Aluminum  2,193 499
Rexford Industrial Realty, REIT  6,048 384
Roper Technologies  2,835 1,210
Ross Stores  11,107 1,313
Royal Gold  284 36
RPM International  1,084 97
S&P Global  1,291 484
Saia (1) 1,000 273
Salesforce (1) 3,223 541
SBA Communications, REIT  1,153 343
Schlumberger  15,506 884
Sempra Energy  7,196 1,154
Service Corp International  1,849 137
ServiceNow (1) 3,637 1,655
Sherwin-Williams  8,816 2,086
Shoals Technologies Group, Class A (1) 1,828 51
Simon Property Group, REIT  4,050 520
Skyward Specialty Insurance Group (1) 6,693 124
SL Green Realty, REIT  786 32
Snowflake, Class A (1) 970 152
Southern  55,746 3,773
Steel Dynamics  3,362 406
Stryker  2,038 517

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Synopsys (1) 3,379 1,195
T-Mobile U.S. (1) 17,890 2,671
TechnipFMC (1) 51,462 715
Teleflex  477 116
Terreno Realty, REIT  4,497 290
Tesla (1) 9,460 1,639
Texas Instruments  14,361 2,545
Thermo Fisher Scientific  5,683 3,241
TJX  10,398 851
TransDigm Group  731 525
TransUnion  1,288 92
Travelers  13,584 2,596
U.S. Bancorp  34,734 1,730
Ulta Beauty (1) 1,697 872
Union Pacific  6,332 1,293
UnitedHealth Group  11,583 5,782
Valero Energy  495 69
Veeva Systems, Class A (1) 3,514 599
Ventas, REIT  5,343 277
Venture Global LNG, Series C, Acquisition Date: 10/16/17,
Cost $4 (1)(4)(5) 1 17
VeriSign (1) 3,166 690
Verizon Communications  46,079 1,915
Visa, Class A  24,356 5,607
Vulcan Materials  878 161
Walmart  12,031 1,731
Walt Disney (1) 10,889 1,181
Waste Connections  944 125
Wells Fargo  57,554 2,698
Welltower, REIT  5,302 398
West Pharmaceutical Services  2,432 646
Western Alliance Bancorp  7,548 569
Westrock  743 29
Weyerhaeuser, REIT  24,621 848
Workiva (1) 2,668 231
Yum! Brands  4,742 619
Zoetis  2,697 446
272,018
Convertible Preferred Stocks 0.1%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $97 (1)(4)(5) 2,160 90
ABL Space Systems, Series B-2, Acquisition Date: 10/22/21,
Cost $42 (1)(4)(5) 618 26
Canva, Series A, Acquisition Date: 11/4/21, Cost $7 (1)(4)(5) 4 2

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $52 (1)(4)(5) 6,404 42
Databricks, Series G, Acquisition Date: 2/1/21, Cost $21 (1)(4)
(5) 348 21
Databricks, Series H, Acquisition Date: 8/31/21, Cost $68 (1)(4)
(5) 927 56
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $3 (1)(4)(5) 163 8
Gusto, Series E, Acquisition Date: 7/13/21, Cost $33 (1)(4)(5) 1,103 21
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $15 (1)(4)(5) 255 34
Jetti Holdings, Series D, Acquisition Date: 9/20/22 - 10/19/22,
Cost $144 (1)(4)(5) 1,084 144
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $71 (1)(4)(5) 2,594 111
Lilac Solutions, Series B, Acquisition Date: 9/8/21, Cost $37 (1)
(4)(5) 2,783 38
Lilac Solutions Safe Investment, Acquisition Date: 11/21/22,
Cost $10 (1)(4)(5) 10,202 10
NextEra Energy, 5.279%, 3/1/23  2,378 119
Rad Power Bikes, Series D, Acquisition Date: 9/16/21,
Cost $155 (1)(4)(5) 16,193 69
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $79 (1)(4)(5) 1,666 130
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date:
1/15/21, Cost $2 (1)(4)(5) 2,304 3
Tonian Holdings, Series A, Voting Units, Acquisition Date:
1/15/21, Cost $3 (1)(4)(5) 3,239 4
Treeline, Series A, Acquisition Date: 9/26/22, Cost $12 (1)(4)(5) 1,491 12
Verai Discoveries, Series A, Acquisition Date: 10/17/22,
Cost $16 (1)(4)(5) 802 16
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $143 (1)(4)(5) 1,669 79
1,035
Corporate Bonds 2.4%
AbbVie, 2.95%, 11/21/26  145,000 138
AbbVie, 4.50%, 5/14/35  30,000 29
AbbVie, 4.70%, 5/14/45  95,000 91
AHS Hospital, 5.024%, 7/1/45  20,000 21
Ally Financial, 2.20%, 11/2/28  270,000 225
Altria Group, 2.35%, 5/6/25  40,000 38
Amazon.com, 2.80%, 8/22/24  50,000 49
Amazon.com, 3.875%, 8/22/37  150,000 139
American Airlines PTT, Series 2014-1, Class A, 3.70%, 10/1/26  20,151 18
American Airlines PTT, Series 2019-1, Class AA, 3.15%, 2/15/32  159,919 136
American Honda Finance, 0.75%, 8/9/24  260,000 245
American Tower, 1.45%, 9/15/26  355,000 314

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Amphenol, 2.20%, 9/15/31  105,000 87
Aon, 3.875%, 12/15/25  25,000 24
Appalachian Power, 4.45%, 6/1/45  40,000 35
Apple, 3.20%, 5/11/27  300,000 290
AT&T, 2.75%, 6/1/31  215,000 185
Autodesk, 2.40%, 12/15/31  385,000 323
AutoZone, 3.125%, 4/21/26  170,000 162
AutoZone, 3.75%, 6/1/27  70,000 68
Baltimore Gas & Electric, 3.35%, 7/1/23  225,000 223
Bank of America, 3.50%, 4/19/26  400,000 389
Bank of America, 4.45%, 3/3/26  50,000 50
Bank of America, VR, 3.55%, 3/5/24 (6) 100,000 100
Bank of America, VR, 4.244%, 4/24/38 (6) 120,000 110
Bank of America, VR, 5.08%, 1/20/27 (6) 225,000 226
Banner Health, 1.897%, 1/1/31  65,000 53
Becton Dickinson & Company, 2.823%, 5/20/30  115,000 102
Becton Dickinson & Company, 3.70%, 6/6/27  183,000 178
Berkshire Hathaway, 2.75%, 3/15/23  35,000 35
Berkshire Hathaway Energy, 5.15%, 11/15/43  25,000 25
Boardwalk Pipelines, 4.95%, 12/15/24  10,000 10
Booking Holdings, 3.65%, 3/15/25  30,000 29
BP Capital Markets America, 1.749%, 8/10/30  180,000 150
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (2) 100,000 89
Brixmor Operating Partnership, 3.90%, 3/15/27  25,000 24
Brixmor Operating Partnership, 4.05%, 7/1/30  80,000 73
Cameron LNG, 2.902%, 7/15/31 (2) 40,000 36
Cameron LNG, 3.701%, 1/15/39 (2) 30,000 25
Cardinal Health, 3.41%, 6/15/27  125,000 119
Cardinal Health, 3.75%, 9/15/25  80,000 78
Carvana, 10.25%, 5/1/30 (2) 149,000 79
Centra Health, 4.70%, 1/1/48  385,000 353
Charter Communications Operating, 4.908%, 7/23/25  50,000 50
Charter Communications Operating, Series USD, 4.50%, 2/1/24  250,000 248
Cigna, 3.25%, 4/15/25  250,000 243
Cigna, 3.75%, 7/15/23  63,000 63
Citigroup, 4.45%, 9/29/27  70,000 69
Citigroup, VR, 3.887%, 1/10/28 (6) 315,000 303
Citigroup, VR, 4.075%, 4/23/29 (6) 100,000 95
CMS Energy, 4.875%, 3/1/44  25,000 24
CNO Global Funding, 2.65%, 1/6/29 (2) 315,000 272
CommonSpirit Health, 2.76%, 10/1/24  95,000 92
CommonSpirit Health, 2.782%, 10/1/30  50,000 43
Corebridge Financial, 4.40%, 4/5/52 (2) 375,000 322
Crown Castle, 2.10%, 4/1/31  250,000 205
Crown Castle, 3.70%, 6/15/26  40,000 39
Crown Castle, 4.75%, 5/15/47  30,000 27

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
CVS Health, 2.70%, 8/21/40  40,000 29
DCP Midstream Operating, 3.875%, 3/15/23  25,000 25
Delta Air Lines, 3.80%, 4/19/23  17,000 17
Discover Financial Services, 3.75%, 3/4/25  15,000 15
Eaton Vance, 3.625%, 6/15/23  15,000 15
Elevance Health, 4.101%, 3/1/28  130,000 128
Elevance Health, 4.65%, 1/15/43  20,000 19
Energy Transfer, 5.25%, 4/15/29  120,000 121
Equifax, 5.10%, 12/15/27  145,000 146
Equitable Holdings, 3.90%, 4/20/23  29,000 29
Essex Portfolio, 2.65%, 3/15/32  135,000 110
Eversource Energy, Series M, 3.30%, 1/15/28  15,000 14
Fifth Third Bancorp, 4.30%, 1/16/24  65,000 65
FirstEnergy, Series C, 7.375%, 11/15/31  60,000 69
FirstEnergy Transmission, 4.35%, 1/15/25 (2) 65,000 64
Fiserv, 3.20%, 7/1/26  100,000 95
Florida Gas Transmission, 4.35%, 7/15/25 (2) 215,000 210
General Motors, 4.00%, 4/1/25  55,000 54
General Motors Financial, 2.40%, 4/10/28  305,000 265
George Washington University, Series 2014, 4.30%, 9/15/44  15,000 14
Goldman Sachs Group, 3.50%, 1/23/25  300,000 292
Goldman Sachs Group, 3.85%, 1/26/27  115,000 111
Goldman Sachs Group, 5.15%, 5/22/45  15,000 15
Goldman Sachs Group, 6.75%, 10/1/37  10,000 11
Goldman Sachs Group, VR, 2.615%, 4/22/32 (6) 200,000 168
Goldman Sachs Group, VR, 2.908%, 7/21/42 (6) 130,000 96
Hackensack Meridian Health, 4.211%, 7/1/48  155,000 140
Hasbro, 3.00%, 11/19/24  150,000 145
Hasbro, 3.55%, 11/19/26  420,000 400
HCA, 4.125%, 6/15/29  235,000 223
Healthcare Realty Holdings, 3.625%, 1/15/28  30,000 27
Healthpeak Properties, 2.125%, 12/1/28  80,000 69
Healthpeak Properties, 2.875%, 1/15/31  45,000 39
High Street Funding Trust I, 4.111%, 2/15/28 (2) 100,000 95
Honeywell International, 1.10%, 3/1/27  275,000 244
Hyundai Capital America, 1.30%, 1/8/26 (2) 145,000 129
Hyundai Capital America, 1.65%, 9/17/26 (2) 180,000 159
Hyundai Capital America, 1.80%, 10/15/25 (2) 55,000 50
Hyundai Capital America, 2.00%, 6/15/28 (2) 235,000 199
Indiana University Health Obligated Group, 3.97%, 11/1/48  145,000 127
Intercontinental Exchange, 3.75%, 12/1/25  75,000 74
Jackson Financial, 1.125%, 11/22/23  270,000 261
JPMorgan Chase, 3.375%, 5/1/23  410,000 408
JPMorgan Chase, VR, 1.578%, 4/22/27 (6) 235,000 211
JPMorgan Chase, VR, 3.559%, 4/23/24 (6) 125,000 125
JPMorgan Chase, VR, 3.882%, 7/24/38 (6) 160,000 141

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Kansas City Southern, 2.875%, 11/15/29  55,000 49
Kansas City Southern, 3.50%, 5/1/50  155,000 122
Kansas City Southern, 4.30%, 5/15/43  25,000 22
Kentucky Utilities, 4.375%, 10/1/45  65,000 59
KeyCorp, 2.25%, 4/6/27  90,000 82
Keysight Technologies, 4.55%, 10/30/24  230,000 229
Kilroy Realty, 3.45%, 12/15/24  40,000 39
Kilroy Realty, 4.25%, 8/15/29  25,000 22
Kilroy Realty, 4.375%, 10/1/25  15,000 15
L3Harris Technologies, 4.854%, 4/27/35  50,000 49
Liberty Mutual Group, 4.25%, 6/15/23 (2) 10,000 10
Liberty Mutual Group, 4.85%, 8/1/44 (2) 20,000 18
Life Storage, 4.00%, 6/15/29  145,000 134
LYB International Finance II, 3.50%, 3/2/27  300,000 284
M&T Bank, 3.55%, 7/26/23  345,000 342
Marriott International, Series AA, 4.65%, 12/1/28  285,000 282
Marsh & McLennan, 3.50%, 6/3/24  115,000 113
McDonald's, 1.45%, 9/1/25  65,000 60
MedStar Health, Series 20A, 3.626%, 8/15/49  130,000 98
Met Tower Global Funding, 1.25%, 9/14/26 (2) 245,000 217
Micron Technology, 4.185%, 2/15/27  31,000 30
Microsoft, 2.921%, 3/17/52  90,000 69
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (2) 110,000 106
Mississippi Power, 3.95%, 3/30/28  170,000 163
Moody's, 2.00%, 8/19/31  335,000 276
Morgan Stanley, 4.10%, 5/22/23  200,000 199
Morgan Stanley, 4.30%, 1/27/45  45,000 42
Morgan Stanley, VR, 3.971%, 7/22/38 (6) 135,000 122
NextEra Energy Capital Holdings, 2.44%, 1/15/32  320,000 267
NiSource, 3.49%, 5/15/27  215,000 207
NiSource, 3.95%, 3/30/48  105,000 88
Northern Trust, 3.95%, 10/30/25  25,000 25
Northwestern University, Series 2020, 2.64%, 12/1/50  140,000 100
Nucor, 2.70%, 6/1/30  70,000 62
Nucor, 3.95%, 5/1/28  130,000 127
Omnicom Group, 3.60%, 4/15/26  50,000 48
Omnicom Group, 3.65%, 11/1/24  50,000 49
Oracle, 2.40%, 9/15/23  300,000 295
O'Reilly Automotive, 3.60%, 9/1/27  145,000 140
PACCAR Financial, 0.90%, 11/8/24  415,000 390
Pacific Gas & Electric, 2.10%, 8/1/27  125,000 109
Packaging Corp. of America, 3.65%, 9/15/24  15,000 15
PayPal Holdings, 2.40%, 10/1/24  345,000 333
PerkinElmer, 1.90%, 9/15/28  230,000 197
Perrigo Finance Unlimited, 4.375%, 3/15/26  200,000 190
Pioneer Natural Resources, 1.125%, 1/15/26  80,000 72

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
President & Fellows of Harvard College, 3.619%, 10/1/37  25,000 23
Pricoa Global Funding I, 3.45%, 9/1/23 (2) 270,000 268
Principal Financial Group, 2.125%, 6/15/30  160,000 134
Principal Financial Group, 3.40%, 5/15/25  35,000 34
Protective Life Global Funding, 1.082%, 6/9/23 (2) 205,000 202
Providence Health & Services Obligated Group, 4.379%,
10/1/23  25,000 25
Public Storage, 1.95%, 11/9/28  150,000 131
QUALCOMM, 3.25%, 5/20/27  107,000 103
QVC, 4.85%, 4/1/24  20,000 19
Realty Income, 2.20%, 6/15/28  70,000 62
Regency Centers, 4.125%, 3/15/28  35,000 33
Republic Services, 2.375%, 3/15/33  355,000 294
Republic Services, 3.375%, 11/15/27  230,000 219
Rockwell Automation, 1.75%, 8/15/31  330,000 270
Roper Technologies, 2.95%, 9/15/29  60,000 54
Roper Technologies, 3.80%, 12/15/26  50,000 48
Sabine Pass Liquefaction, 4.20%, 3/15/28  50,000 48
Santander Holdings USA, VR, 2.49%, 1/6/28 (6) 135,000 119
SBA Tower Trust, 2.836%, 1/15/25 (2) 250,000 236
Sempra Energy, 3.30%, 4/1/25  185,000 179
ServiceNow, 1.40%, 9/1/30  235,000 186
Simon Property Group, 2.65%, 2/1/32  340,000 286
Simon Property Group, 3.375%, 10/1/24  45,000 44
Spectra Energy Partners, 4.75%, 3/15/24  170,000 169
State Street, 3.10%, 5/15/23  25,000 25
Synchrony Financial, 4.25%, 8/15/24  375,000 367
Texas Instruments, 1.125%, 9/15/26  80,000 72
Texas Instruments, 1.375%, 3/12/25  45,000 42
Thermo Fisher Scientific, 2.80%, 10/15/41  140,000 110
Time Warner Cable, 6.55%, 5/1/37  13,000 13
Time Warner Cable, 6.75%, 6/15/39  13,000 13
TJX, 1.60%, 5/15/31  55,000 45
Trinity Health, 4.125%, 12/1/45  25,000 23
Union Pacific, 4.75%, 9/15/41  10,000 10
United Airlines PTT, Series 2014-2, Class A, 3.75%, 9/3/26  3,040 3
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30  279,144 240
UnitedHealth Group, 3.75%, 7/15/25  40,000 39
Verizon Communications, 1.68%, 10/30/30  28,000 23
Verizon Communications, 2.625%, 8/15/26  230,000 216
Visa, 4.15%, 12/14/35  90,000 89
Vistra Operations, 3.55%, 7/15/24 (2) 135,000 130
VMware, 1.40%, 8/15/26  350,000 310
Waste Connections, 2.20%, 1/15/32  155,000 128
Willis North America, 3.60%, 5/15/24  40,000 39
Willis North America, 4.50%, 9/15/28  160,000 156

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
WP Carey, 3.85%, 7/15/29  115,000 106
24,083
Equity Mutual Funds 9.8%
T. Rowe Price Multi-Strategy Total Return Fund - I Class (7) 3,026,954 28,574
T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund - I
Class (7) 2,917,765 56,313
T. Rowe Price U.S. Large-Cap Core Fund - I Class (7) 460,001 13,874
98,761
Municipal Securities 0.3%
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41  300,000 244
California State Univ., Series B, 2.795%, 11/1/41  250,000 186
California, Build America, GO, 7.625%, 3/1/40  35,000 46
Central Texas Regional Mobility Auth., Series E, 3.167%, 1/1/41  225,000 174
Dallas Fort Worth Int'l Airport, 2.843%, 11/1/46  150,000 113
Florida Dev. Finance, Nova Southeastern Univ., Series B,
4.109%, 4/1/50  390,000 290
JobsOhio Beverage System, Liquid Profits, Series B, 3.985%,
1/1/29  15,000 15
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40  15,000 18
Maryland Economic Development, Seagirt Marine Terminal,
Series B, 4.75%, 6/1/42  175,000 148
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
4.665%, 7/1/36  20,000 19
Metropolitan Government Nashville & Davidson County Health &
Ed. Facs, Series B, 3.235%, 7/1/52  200,000 137
Metropolitan Transportation Auth., Build America, Series A-1,
5.871%, 11/15/39  15,000 15
Miami-Dade County Transit System, Build America, Series B,
5.624%, 7/1/40  160,000 172
Miami-Dade County Water & Sewer System, Series C, 3.49%,
10/1/42  90,000 75
Municipal Electric Auth. of Georgia, Build America, Vogtle Units,
6.655%, 4/1/57  126,000 145
New York State Dormitory Auth., Build America, Series F,
Unrefunded Portion, 5.628%, 3/15/39  15,000 16
New York State Urban Dev., Series B, 2.59%, 3/15/35  305,000 246
Philadelphia Auth. for IDA, 3.964%, 4/15/26  5,000 5
Port Auth. of New York & New Jersey, Series 182, 5.31%, 8/1/46  20,000 20
South Carolina Public Service Auth., Series D, Unrefunded
Portion, 2.388%, 12/1/23  25,000 25
Texas A&M Univ., Series B, 3.33%, 5/15/39  250,000 211
Univ. of California Regents, Series AJ, 4.601%, 5/15/31  25,000 25
Univ. of California Regents, Build America, 5.77%, 5/15/43  15,000 17
Virginia Commonwealth Univ. Health System Auth., Series A,
4.956%, 1/1/44  25,000 25

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Wisconsin General Fund Annual Appropriation, Series A,
3.954%, 5/1/36  110,000 103
2,490
Non-U.S. Government Mortgage-Backed Securities 0.5%
Angel Oak Mortgage Trust, Series 2021-1, Class A1, CMO, ARM,
0.909%, 1/25/66 (2) 81,367 69
Angel Oak Mortgage Trust, Series 2021-1, Class A2, CMO, ARM,
1.115%, 1/25/66 (2) 26,661 23
Angel Oak Mortgage Trust, Series 2021-2, Class A1, CMO, ARM,
0.985%, 4/25/66 (2) 67,840 58
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3,
CMO, ARM, 2.189%, 9/25/51 (2) 90,326 79
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 6.752%, 11/15/34 (2) 50,000 42
BWAY Mortgage Trust, Series 2022-26BW, Class A, 3.402%,
2/10/44 (2) 150,000 120
BX Trust, Series 2021-LGCY, Class C, ARM, 1M USD LIBOR +
1.004%, 5.463%, 10/15/36 (2) 225,000 214
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65A, ARM, 4.411%, 5/15/52 (2) 100,000 91
CD Mortgage Trust, Series 2016-CD2, Class A4, ARM, 3.526%,
11/10/49  55,000 52
CD Mortgage Trust, Series 2017-CD3, Class B, ARM, 3.984%,
2/10/50  110,000 96
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class
A4, 3.778%, 9/10/58  25,000 24
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3,
CMO, ARM, 2.50%, 8/25/50 (2) 64,516 55
Cold Storage Trust, Series 2020-ICE5, Class B, ARM, 1M USD
LIBOR + 1.30%, 5.759%, 11/15/37 (2) 137,619 135
Cold Storage Trust, Series 2020-ICE5, Class C, ARM, 1M USD
LIBOR + 1.65%, 6.109%, 11/15/37 (2) 155,313 152
COLT Mortgage Loan Trust, Series 2021-6, Class A1, CMO,
ARM, 1.907%, 12/25/66 (2) 220,913 192
Commercial Mortgage Trust, Series 2015-CR24, Class A5,
3.696%, 8/10/48  40,000 39
Commercial Mortgage Trust, Series 2015-LC21, Class A4,
3.708%, 7/10/48  60,000 58
Commercial Mortgage Trust, Series 2015-LC23, Class A4,
3.774%, 10/10/48  100,000 97
Connecticut Avenue Securities, Series 2021-R02, Class 2M1,
CMO, ARM, SOFR30A + 0.90%, 5.21%, 11/25/41 (2) 40,500 40
Connecticut Avenue Securities Trust, Series 2022-R01, Class
1M1, CMO, ARM, SOFR30A + 1.00%, 5.31%, 12/25/41 (2) 34,931 35
Ellington Financial Mortgage Trust, Series 2019-2, Class A3,
CMO, ARM, 3.046%, 11/25/59 (2) 20,189 19

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Extended Stay America Trust, Series 2021-ESH, Class B, ARM,
1M USD LIBOR + 1.38%, 5.839%, 7/15/38 (2) 97,619 95
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class C,
3.75%, 12/10/36 (2) 165,000 155
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO,
ARM, 3.50%, 11/25/57 (2) 7,164 7
Galton Funding Mortgage Trust, Series 2019-H1, Class A3,
CMO, ARM, 2.964%, 10/25/59 (2) 58,102 56
Grace Trust, Series 2020-GRCE, Class C, ARM, 2.68%,
12/10/40 (2) 100,000 77
Great Wolf Trust, Series 2019-WOLF, Class C, ARM, 1M TSFR +
1.747%, 6.225%, 12/15/36 (2) 70,000 68
GS Mortgage Securities Trust, Series 2015-GC32, Class A4,
3.764%, 7/10/48  25,000 24
GS Mortgage Securities Trust, Series 2018-GS9, Class A4, ARM,
3.992%, 3/10/51  65,000 63
GS Mortgage-Backed Securities Trust, Series 2021-PJ5, Class
A8, CMO, ARM, 2.50%, 10/25/51 (2) 185,871 164
JPMorgan Barclays Bank Commercial Mortgage Securities
Trust, Series 2015-C30, Class A5, 3.822%, 7/15/48  65,000 63
JPMorgan Barclays Bank Commercial Mortgage Securities
Trust, Series 2015-C31, Class A3, 3.801%, 8/15/48  43,406 42
JPMorgan Chase Commercial Mortgage Securities Trust, Series
2022-OPO, Class B, 3.377%, 1/5/39 (2) 100,000 83
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (2) 38,979 34
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (2) 46,160 41
JPMorgan Mortgage Trust, Series 2020-INV1, Class A11, CMO,
ARM, 1M USD LIBOR + 0.83%, 5.219%, 8/25/50 (2) 9,995 9
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50 (2) 17,770 16
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B,
ARM, 1M USD LIBOR + 1.101%, 5.56%, 4/15/38 (2) 255,000 249
Mill City Mortgage Loan Trust, Series 2018-1, Class A1, CMO,
ARM, 3.25%, 5/25/62 (2) 31,102 30
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2013-C9, Class A4, 3.102%, 5/15/46  19,980 20
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2014-C17, Class B, ARM, 4.464%, 8/15/47  20,000 19
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C24, Class AS, ARM, 4.036%, 5/15/48  35,000 33
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C27, Class A4, 3.753%, 12/15/47  85,000 82
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C27, Class AS, 4.068%, 12/15/47  155,000 148

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2016-C30, Class A5, 2.86%, 9/15/49  25,000 23
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class D,
ARM, 3.177%, 11/10/36 (2) 130,000 111
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class
A1, CMO, ARM, 2.71%, 11/25/59 (2) 41,488 39
New Residential Mortgage Loan Trust, Series 2022-INV1, Class
A4, CMO, ARM, 3.00%, 3/25/52 (2) 140,891 118
NYO Commercial Mortgage Trust, Series 2021-1290, Class C,
ARM, 1M USD LIBOR + 1.995%, 6.455%, 11/15/38 (2) 295,000 263
OBX Trust, Series 2019-EXP3, Class 2A2, CMO, ARM, 1M USD
LIBOR + 1.10%, 5.606%, 10/25/59 (2) 12,582 12
Provident Funding Mortgage Trust, Series 2019-1, Class B1,
CMO, ARM, 3.201%, 12/25/49 (2) 190,669 159
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO,
ARM, 4.00%, 6/25/48 (2) 7,208 7
SFO Commercial Mortgage Trust, Series 2021-555, Class B,
ARM, 1M USD LIBOR + 1.50%, 5.959%, 5/15/38 (2) 110,000 98
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (2) 2,858 3
Starwood Mortgage Residential Trust, Series 2020-INV1, Class
A1, CMO, ARM, 1.027%, 11/25/55 (2) 28,031 25
Starwood Mortgage Residential Trust, Series 2021-2, Class A2,
CMO, ARM, 1.172%, 5/25/65 (2) 35,337 33
Structured Agency Credit Risk Debt Notes, Series 2021-DNA2,
Class M1, CMO, ARM, SOFR30A + 0.80%, 5.11%, 8/25/33 (2) 7,382 7
Structured Agency Credit Risk Debt Notes, Series 2021-DNA3,
Class M2, CMO, ARM, SOFR30A + 2.10%, 6.41%, 10/25/33 (2) 60,000 60
Structured Agency Credit Risk Debt Notes, Series 2021-DNA6,
Class M2, CMO, ARM, SOFR30A + 1.50%, 5.81%, 10/25/41 (2) 100,000 96
Structured Agency Credit Risk Debt Notes, Series 2021-DNA7,
Class M1, CMO, ARM, SOFR30A + 0.85%, 5.16%, 11/25/41 (2) 149,596 148
Structured Agency Credit Risk Debt Notes, Series 2021-HQA1,
Class M1, CMO, ARM, SOFR30A + 0.70%, 5.01%, 8/25/33 (2) 7,251 7
Structured Agency Credit Risk Debt Notes, Series 2022-DNA3,
Class M1A, CMO, ARM, SOFR30A + 2.00%, 6.31%, 4/25/42 (2) 147,860 148
Structured Agency Credit Risk Debt Notes, Series 2022-HQA1,
Class M1A, CMO, ARM, SOFR30A + 2.10%, 6.41%, 3/25/42 (2) 123,630 124
Towd Point Mortgage Trust, Series 2017-6, Class A1, CMO,
ARM, 2.75%, 10/25/57 (2) 29,234 28
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58 (2) 20,657 20
Verus Securitization Trust, Series 2019-4, Class A1, CMO, STEP,
2.642%, 11/25/59 (2) 19,263 18
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO,
ARM, 2.692%, 11/25/59 (2) 43,037 41

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Verus Securitization Trust, Series 2021-1, Class A1, CMO, ARM,
0.815%, 1/25/66 (2) 40,493 34
Verus Securitization Trust, Series 2021-7, Class A1, CMO, ARM,
1.829%, 10/25/66 (2) 243,775 211
Wells Fargo Commercial Mortgage Trust, Series 2015-C30,
Class A4, 3.664%, 9/15/58  41,000 40
Wells Fargo Commercial Mortgage Trust, Series 2015-C31,
Class A4, 3.695%, 11/15/48  100,000 96
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2,
Class A5, ARM, 3.767%, 7/15/58  75,000 72
Wells Fargo Mortgage Backed Securities Trust, Series 2021-
RR1, Class A1, CMO, ARM, 2.50%, 12/25/50 (2) 88,415 74
5,383
Private Investment Companies 7.4%
Blackstone Partners Offshore Fund, Series E1 (4) 33,976 74,478
74,478
U.S. Government & Agency Mortgage-Backed
Securities 0.0%
Federal Home Loan Mortgage, 2.952%, 2/25/27  23 22
22
U.S. Government Agency Obligations (Excluding
Mortgage-Backed) 6.3%
U.S. Treasury Bonds, 1.125%, 5/15/40  1,830,000 1,219
U.S. Treasury Bonds, 1.375%, 8/15/50  990,000 600
U.S. Treasury Bonds, 1.75%, 8/15/41  1,510,000 1,099
U.S. Treasury Bonds, 1.875%, 2/15/41  2,530,000 1,899
U.S. Treasury Bonds, 1.875%, 2/15/51 (9)(10) 3,590,000 2,473
U.S. Treasury Bonds, 2.00%, 2/15/50 (9) 2,490,000 1,778
U.S. Treasury Bonds, 2.00%, 8/15/51  365,000 259
U.S. Treasury Bonds, 2.25%, 2/15/52 (9) 1,545,000 1,160
U.S. Treasury Bonds, 2.50%, 2/15/45  145,000 117
U.S. Treasury Bonds, 2.75%, 11/15/42  65,000 55
U.S. Treasury Bonds, 2.75%, 8/15/47 (9)(10) 5,915,000 4,967
U.S. Treasury Bonds, 2.875%, 8/15/45  570,000 490
U.S. Treasury Bonds, 3.00%, 11/15/44  395,000 348
U.S. Treasury Bonds, 3.00%, 11/15/45  435,000 382
U.S. Treasury Bonds, 3.00%, 2/15/47  220,000 193
U.S. Treasury Bonds, 3.00%, 2/15/48  740,000 652
U.S. Treasury Bonds, 3.00%, 8/15/48  150,000 132
U.S. Treasury Bonds, 3.00%, 8/15/52  1,100,000 973
U.S. Treasury Bonds, 3.125%, 11/15/41  290,000 266
U.S. Treasury Bonds, 3.125%, 8/15/44  610,000 549
U.S. Treasury Bonds, 3.375%, 8/15/42  750,000 709
U.S. Treasury Bonds, 3.875%, 8/15/40  580,000 597
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51  118,924 82

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/52  212,502 146
U.S. Treasury Inflation-Indexed Bonds, 0.25%, 2/15/50  265,177 191
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43  620,257 523
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42  644,272 561
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47  235,439 203
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/46  317,759 283
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/48  374,257 331
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/49  159,719 141
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44  156,100 151
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/24  2,463,486 2,390
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/24  990,608 958
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25  2,524,705 2,420
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/25  81,005 78
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26  1,780,593 1,692
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26  1,450,668 1,382
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26  30,506 29
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27  4,020,609 3,797
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30  323,186 297
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30  1,130,389 1,039
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31  400,278 365
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/31  61,870 56
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32  753,934 681
U.S. Treasury Inflation-Indexed Notes, 0.25%, 1/15/25  1,290,877 1,245
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29  1,138,265 1,066
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27  3,417,858 3,266
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27  233,793 224
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28  376,083 360
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26  841,969 815
U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/32  1,019,527 964
U.S. Treasury Inflation-Indexed Notes, 1.125%, 1/15/33  348,908 345
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/27  1,059,069 1,073
U.S. Treasury Notes, 0.125%, 5/31/23 (9) 1,535,000 1,512
U.S. Treasury Notes, 0.25%, 6/15/23  105,000 103
U.S. Treasury Notes, 0.25%, 5/31/25 (9)(10) 4,965,000 4,549
U.S. Treasury Notes, 0.625%, 8/15/30  420,000 342
U.S. Treasury Notes, 0.75%, 1/31/28  120,000 104
U.S. Treasury Notes, 0.875%, 6/30/26 (9) 1,710,000 1,552
U.S. Treasury Notes, 1.25%, 8/15/31 (9)(10) 2,145,000 1,799
U.S. Treasury Notes, 1.625%, 8/15/29  950,000 846
U.S. Treasury Notes, 1.875%, 2/28/27 (9) 2,720,000 2,532
U.S. Treasury Notes, 1.875%, 2/15/32  365,000 320
U.S. Treasury Notes, 2.75%, 5/15/25  520,000 505
U.S. Treasury Notes, 4.125%, 9/30/27  860,000 877

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. Treasury Notes, 4.125%, 10/31/27  795,000 811
63,923
Total United States (Cost
$662,142
)
706,619
VIETNAM 0.2%
Common Stocks 0.2%
Airports Corp. of Vietnam (1) 14,100 51
Asia Commercial Bank (1) 185,193 215
Bank for Foreign Trade of Vietnam (1) 27,432 108
FPT  139,232 533
FPT Digital Retail  9,400 30
Hoa Phat Group  298,900 283
Khang Dien House Trading & Investment (1) 47,340 57
Military Commercial Joint Stock Bank (1) 195,950 172
Mobile World Investment  102,200 216
Nam Long Investment  48,066 60
Phu Nhuan Jewelry  36,800 147
Saigon Beer Alcohol Beverage  11,000 89
Vietnam Dairy Products  55,100 181
Vietnam Engine & Agricultural Machinery  84,200 147
Vietnam Technological & Commercial Joint Stock Bank (1) 40,000 53
Total Vietnam (Cost
$2,133
)
2,342
SHORT-TERM INVESTMENTS 3.3%
Money Market Funds 3.3%
T. Rowe Price Treasury Reserve Fund, 4.35% (7)(11) 33,321,921 33,322
Total Short-Term Investments (Cost $33,322) 33,322

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 4.36% (7)(11) 1,826,230 1,826
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 1,826
Total Securities Lending Collateral (Cost $1,826) 1,826
Total Investments in Securities 100.0%
(Cost $923,581) $ 1,011,100
Other Assets Less Liabilities 0.0% 124
Net Assets 100.0% $ 1,011,224
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$17,136 and represents 1.7% of net assets.
(3) All or a portion of this security is on loan at January 31, 2023.
(4) Level 3 in fair value hierarchy.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$1,354 and represents 0.1% of net assets.
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7) Affiliated Companies
(8) SEC 30-day yield
(9) All or a portion of this security is pledged to cover or as collateral for written call options at January 31, 2023.
(10) At January 31, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(11) Seven-day yield

T. ROWE PRICE Global Allocation Fund

1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
CVA Dutch Certificate (Certificaten Van Aandelen)
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GDR Global Depositary Receipts
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
HKD Hong Kong Dollar
IDA Industrial Development Authority/Agency
ILS Israeli Shekel
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.2)%
Exchange-Traded Options Written (0.2)%
Description Contracts
Notional
Amount $ Value
iShares iBoxx High Yield Corporate Bond ETF, Call,
3/17/23 @ $76.00 290 2,214 (42)
iShares iBoxx High Yield Corporate Bond ETF, Put,
3/17/23 @ $76.00 2,226 16,991 (225)
Julius Baer Group, Call, 2/17/23 @ $57.00 (CHF) 3 18 (1)
Julius Baer Group, Call, 2/17/23 @ $58.00 (CHF) 3 18 (1)
Julius Baer Group, Call, 3/17/23 @ $60.00 (CHF) 3 18 —
S&P 500 Index, Call, 3/17/23 @ $4,050.00 119 48,512 (1,466)
Total Options Written (Premiums $(1,462)) $ (1,735)

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Barclays Bank 2/28/23 USD 8,497 GBP 6,868 $ 24
BNY Mellon 2/28/23 USD 11,995 JPY 1,551,825 28
Deutsche Bank 2/28/23 USD 17,768 EUR 16,322 (9)
JPMorgan Chase 2/28/23 NOK 102 USD 10 —
JPMorgan Chase 2/28/23 USD 295 AUD 419 (1)
JPMorgan Chase 2/28/23 USD 5,807 CHF 5,339 (42)
JPMorgan Chase 2/28/23 USD 1,630 DKK 11,132 —
JPMorgan Chase 2/28/23 USD 1,431 EUR 1,316 (2)
JPMorgan Chase 2/28/23 USD 273 GBP 222 —
JPMorgan Chase 2/28/23 USD 1,652 HKD 12,914 2
JPMorgan Chase 2/28/23 USD 265 ILS 911 1
JPMorgan Chase 2/28/23 USD 621 JPY 80,424 —
JPMorgan Chase 2/28/23 USD 417 NOK 4,131 3
JPMorgan Chase 2/28/23 USD 107 NZD 165 —
JPMorgan Chase 2/28/23 USD 1,839 SEK 18,952 24
JPMorgan Chase 2/28/23 USD 118 SEK 1,232 —
JPMorgan Chase 2/28/23 USD 769 SGD 1,010 —
Morgan Stanley 2/28/23 USD 4,458 AUD 6,267 29
Net unrealized gain (loss) on open forward
currency exchange contracts $ 57

T. ROWE PRICE Global Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 66 MSCI EAFE Index contracts 3/23 (6,993) $ (404)
Long, 73 S&P 500 E-Mini Index contracts 3/23 14,929 187
Long, 29 U.S. Treasury Long Bond contracts 3/23 3,767 132
Long, 42 U.S. Treasury Notes five year contracts 3/23 4,588 56
Long, 12 U.S. Treasury Notes ten year contracts 3/23 1,374 23
Long, 10 U.S. Treasury Notes two year contracts 3/23 2,057 8
Long, 3 Ultra U.S. Treasury Bonds contracts 3/23 425 23
Short, 13 Ultra U.S. Treasury Notes ten year contracts 3/23 (1,576) (36)
Net payments (receipts) of variation margin to date 277
Variation margin receivable (payable) on open futures contracts $ 266

T. ROWE PRICE Global Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 5.23%  $ — $ (2,982) $ 228
T. Rowe Price Emerging Markets Local Currency
Bond Fund - I Class, 6.87%  (319) 3,260 384
T. Rowe Price Institutional Emerging Markets
Bond Fund, 6.28%  (329) 4,722 545
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class, 8.45%  (35) 403 318
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 7.84%  — 920 415
T. Rowe Price International Bond Fund - I Class,
2.45%  (372) 3,211 106
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 2.51%  — (372) 25
T. Rowe Price Multi-Strategy Total Return Fund - I
Class  — (303) 711
T. Rowe Price QM U.S. Small & Mid-Cap Core
Equity Fund - I Class  (168) 1,809 410
T. Rowe Price U.S. Large-Cap Core Fund - I Class  — 14 67
T. Rowe Price Government Reserve Fund, 4.36% — — —++
T. Rowe Price Treasury Reserve Fund, 4.35% — — 299
Affiliates not held at period end — — 10
Totals $ (1,223)# $ 10,682 $ 3,518+

T. ROWE PRICE Global Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
01/31/23
T. Rowe Price Dynamic Global
Bond Fund - I Class, 5.23%  $ 20,913 $ 2,606 $ — $ 20,537
T. Rowe Price Emerging
Markets Local Currency Bond
Fund - I Class, 6.87%  22,528 403 1,339 24,852
T. Rowe Price Institutional
Emerging Markets Bond Fund,
6.28%  35,764 548 1,081 39,953
T. Rowe Price Institutional
Floating Rate Fund - Institutional
Class, 8.45%  16,193 318 535 16,379
T. Rowe Price Institutional High
Yield Fund - Institutional Class,
7.84%  21,807 1,450 — 24,177
T. Rowe Price International
Bond Fund - I Class, 2.45%  26,115 106 1,372 28,060
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 2.51%  5,944 499 — 6,071
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  27,945 932 — 28,574
T. Rowe Price QM U.S. Small
& Mid-Cap Core Equity Fund - I
Class  55,376 3,296 4,168 56,313
T. Rowe Price U.S. Large-Cap
Core Fund - I Class  13,271 589 — 13,874
T. Rowe Price Government
Reserve Fund, 4.36% 3,151  ¤  ¤ 1,826
T. Rowe Price Treasury Reserve
Fund, 4.35% 26,870  ¤  ¤ 33,322
Total $ 293,938^

T. ROWE PRICE Global Allocation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $3,518 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $327,975.

T. ROWE PRICE Global Allocation Fund
Unaudited
Notes to the Portfolio of Investments
55
T. Rowe Price Global Allocation Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Global Allocation Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Global Allocation Fund

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Allocation Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 113,808 $ — $ 113,808
Bond Mutual Funds 160,029 — — 160,029
Common Stocks 294,970 230,844 125 525,939
Convertible Preferred Stocks — 119 1,229 1,348
Equity Mutual Funds 98,761 — — 98,761
Preferred Stocks — 1,589 — 1,589
Private Investment Companies — — 74,478 74,478
Short-Term Investments 33,322 — — 33,322
Securities Lending Collateral 1,826 — — 1,826
Total Securities 588,908 346,360 75,832 1,011,100
Forward Currency Exchange
Contracts — 111 — 111
Futures Contracts* 429 — — 429
Total $ 589,337 $ 346,471 $ 75,832 $ 1,011,640
Liabilities
Options Written $ — $ 1,735 $ — $ 1,735
Forward Currency Exchange
Contracts — 54 — 54
Futures Contracts* 440 — — 440
Total $ 440 $ 1,789 $ — $ 2,229
1
Includes Asset-Backed Securities, Corporate Bonds, Government Bonds, Municipal Securities,
Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-
Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Global Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
January 31, 2023. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at January 31, 2023, totaled $75,000 for the period ended
January 31, 2023.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
10/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
1/31/23
Investment in Securities
Common Stocks $ 170 $ (43) $ — $ (2) $ 125
Convertible Preferred Stocks 1,351 (114) 12 (20) 1,229
Private Investment Companies 77,741 737 — (4,000) 74,478
Total $ 79,262 $ 580 $ 12 $ (4,022) $ 75,832

T. ROWE PRICE Global Allocation Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stock
$ 125 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount
for lack of
certainty
100% 100% Decrease
Discount
for lack of
marketability
100% 100% Decrease
Market
comparable
Enterprise
value to gross
profit multiple
4.7x
- 15.0x
10.7x Increase
Gross profit
growth rate
23%
- 34%
27% Increase
Enterprise
value to sales
multiple
1.9x
- 11.8x
7.2x Increase
Sales growth
rate
27%
- 33%
30% Increase
Price-to-
earnings
multiple
7.4x
- 17.5x
12.5x Increase
Projected
enterprise
value to
EBITDA
multiple
12.0x 12.0x Increase
Enterprise
value to
EBITDA
multiple
7.5x
- 9.5x
8.5x Increase
EBITDA
growth rate
(47%) (47%) Increase
Dividend yield 4.98% 4.98% Increase

T. ROWE PRICE Global Allocation Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount rate
for cost of
capital
13% 13% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 1,229 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to gross
profit multiple
4.4x
- 15.0x
6.7x Increase
Gross profit
growth rate
23%
- 34%
27% Increase
Enterprise
value to sales
multiple
1.3x
- 11.8x
3.0x Increase
Sales growth
rate
0%
- 100%
43% Increase
Enterprise
value to
EBITDA
multiple
8.4x
- 25.7x
17.1x Increase
EBITDA
growth rate
312% 312% Increase
Projected
enterprise
value to sales
multiple
2.2x
- 15.3x
6.5x Increase
Projected
enterprise
value to
EBITDA
multiple
10.5x 10.5x Increase

T. ROWE PRICE Global Allocation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount rate
for cost of
capital
20%
- 25%
23% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Private
Investment
Companies
$ 74,478 Rollforward of
Investee NAV
Estimated
return
0.27% 0.27% Increase

T. ROWE PRICE Global Allocation Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F154-054Q1 01/23